Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	As of December 31, 2025	As of December 31, 2024
Building	$2,854,717	2,734,965
Office Equipment	201,070	191,073
Electronic Equipment	222,589	203,588
Vehicles	248,259	224,023
Machinery Equipment	493,223	471,202
Building Improvement	1,357,738	809,045
Construction in progress	787,620	6,152
Subtotal	$6,165,216	$4,640,048
Less: accumulated depreciation	(1,916,423)	(1,602,736)
Total	$4,248,793	$3,037,312